CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive income (loss)	Total common shareholders' equity	Non-controlling interest	Total
Balance at the beginning of the period (Previously Stated) at Dec. 31, 2017			$ (10,580.7)	$ 21.1
Balance at the beginning of the period at Dec. 31, 2017	$ 14,902.5	$ 240.7	(10,524.4)	(35.2)			$ 35.6
Transfer from contributed surplus on exercise of restricted shares	10.0
Options exercised, including cash	0.9
Share-based compensation		14.6
Transfer of fair value of exercised options and restricted shares		(15.5)
Adjustment of initial application of IFRS 9			56.3	(56.3)				$ (56.3)
Net earnings (loss) attributable to common shareholders			(23.6)					(23.6)
Other comprehensive income (loss), net of tax				(82.8)				(82.8)
Losses on cash flow hedges transferred to cost of non-financial assets				19.5
Net loss attributable to non-controlling interest							(2.0)	(2.0)
Dividends paid to non-controlling interest							(13.0)
Balance at the end of the period (Previously Stated) at Dec. 31, 2018			(10,548.0)	(98.5)
Balance at the end of the period at Dec. 31, 2018	14,913.4	239.8	(10,548.0)	(98.5)	$ (10,646.5)	$ 4,506.7	20.6	4,527.3
Transfer from contributed surplus on exercise of restricted shares	5.3
Options exercised, including cash	7.5
Share-based compensation		14.3
Transfer of fair value of exercised options and restricted shares		(12.0)
Adjustment of initial application of IFRS 9			0.0	0.0
Net earnings (loss) attributable to common shareholders			718.6					718.6
Other comprehensive income (loss), net of tax				78.1				78.1
Losses on cash flow hedges transferred to cost of non-financial assets				0.0
Net loss attributable to non-controlling interest							(1.5)	(1.5)
Dividends paid to non-controlling interest							(5.0)
Balance at the end of the period at Dec. 31, 2019	$ 14,926.2	$ 242.1	$ (9,829.4)	$ (20.4)	$ (9,849.8)	$ 5,318.5	$ 14.1	$ 5,332.6